Net Other Operating (Income) Loss - Narrative (Details) $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 20, 2018 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	$ (40)		$ (40)	$ (40)	$ (40)
Annual cash payments, net		$ 37
Liquidated damages recoverable			(12)	0	0
Insurance recoveries			(7)	0	0
Supplier and other contract settlements			(5)	(34)	0
Onerous contract provisions			$ 0	14	$ 29
Sundance Unit 5
Analysis of income and expenses [Line Items]
Net deferred tax assets		$ 10		$ 10		$ 8